Summary of Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($) $ in Millions	Feb. 28, 2026	May 31, 2025
Fair value on a recurring basis | Total estimated fair value | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 2.1	$ 11.4